Consolidated Statements of Profit or Loss and Other Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Revenue	$ 2,040,602	$ 1,299,538	$ 1,625,763
General and administrative expenses	(10,344,514)	(9,363,345)	(8,900,491)
OPERATING LOSS	(8,303,912)	(8,063,807)	(7,274,728)
Other income, gains or (losses)	3,501,200	3,753,988	(1,762,410)
Finance cost, net	(410,167)	(552,651)	(220,460)
LOSS BEFORE TAX	(5,212,879)	(4,862,470)	(9,257,598)
Income tax expense		(8,917)
LOSS FOR THE YEAR	(5,212,879)	(4,871,387)	(9,257,598)
Items that may be reclassified subsequently to profit or loss:
Exchange gain (loss) on translation of foreign operations	30	(7,684)	1,680
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (5,212,849)	$ (4,879,071)	$ (9,255,918)
LOSS PER SHARE ATTRIBUTABLE TO THE ORDINARY EQUITY HOLDERS OF THE COMPANY
Basic loss per share	$ (0.33)	$ (0.51)	$ (0.97)
Diluted loss per share	$ (0.53)	$ (0.75)	$ (0.97)